ACQUISITIONS AND INVESTMENTS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
ACQUISITIONS AND INVESTMENTS

4.  ACQUISITIONS AND INVESTMENTS

2012 Acquisitions and Investments.   On December 28, 2012, as a part of our long-term growth strategy of expanding our USCIS business, we acquired certain credit services business assets and operations of Computer Sciences Corporation for $1.0 billion. The results of this acquisition have been included in our USCIS operating segment subsequent to the acquisition and are not material for 2012.

We financed this purchase with available cash, borrowings under our CP Program, and the issuance in December 2012 of 3.30%, ten-year unsecured Senior Notes. The 3.30% Senior Notes are further described in Note 6 of the Notes to the Consolidated Financial Statements.

To further broaden our product offerings, during the twelve months ended December 31, 2012, we completed smaller acquisitions of information services businesses in the European and Latin American regions of our International segment totaling $16.5 million. The results of these acquisitions have been included in our operating results subsequent to the date of acquisition and are not material.

2011 Acquisitions and Investments.   On August 1, 2011, to further enhance our market position, we acquired DataVision Resources, which provides data and business solutions to the mortgage, insurance and financial services industries, for $50.0 million.  The results of this acquisition have been included in our Workforce Solutions segment subsequent to the date of acquisition.

To further broaden our product offerings, during the twelve months ended December 31, 2011, we completed smaller acquisitions of information services businesses in the European and Latin American regions of our International segment as well as our U.S. Consumer Information Solutions and Workforce Solutions segments for $82.4 million. The results of these acquisitions have been included in our operating results subsequent to the date of acquisition and are not material.

2010 Acquisitions and Investments.   On October 1, 2010, to broaden our portfolio of solutions, we acquired Anakam, Inc., a provider of large-scale, software-based, multi-factor authentication solutions, for $64.3 million.  The results of this acquisition have been included in our U.S. Consumer Information Solutions segment subsequent to the date of acquisition.

To further enhance our market share, during the twelve months ended December 31, 2010, we completed four additional acquisitions totaling $12.3 million.  These transactions were in our International segment and the results of these acquisitions have been included in our operating results subsequent to the date of acquisition and are not material.

Purchase Price Allocation.   The following table summarizes the estimated fair value of the net assets acquired and the liabilities assumed at the acquisition dates. The 2012 allocations are considered final, except for the resolution of certain contingencies all of which existed at the acquisition date, primarily related to working capital settlement, sales tax exposures and income tax accounts, which will be resolved when final returns are filed related to the acquired entities. Estimates for these items have been included in the purchase price allocations and will be finalized prior to the one year anniversary date of the acquisitions.

	December 31,
	2012	2011
	(In millions)
Current assets	$21.3	$14.1
Property and equipment	1.2	4.2
Other assets	0.1	0.1
Identifiable intangible assets (1)	524.7	52.2
Indefinite lived intangible assets	158.8	-
Goodwill (2)	321.3	75.6
Total assets acquired	1,027.4	146.2
Total liabilities assumed	(7.4)	(13.8)
Non-controlling interest	(2.7)	-
Net assets acquired	$1,017.3	$132.4

(1)	Identifiable intangible assets are further disaggregated in the following table.

(2)	Of the goodwill resulting from 2012 and 2011 acquisitions, $309.3 million and $44.7 million, respectively, is tax deductible.

The primary reasons the purchase price of these acquisitions exceeded the fair value of the net assets acquired, which resulted in the recognition of goodwill, were future tax savings which are not recorded apart from goodwill, expanded growth opportunities from new or enhanced product offerings, cost savings from the elimination of duplicative activities, and the acquisition of an assembled workforce that are not recognized as assets apart from goodwill.

	December 31,
	2012		2011
Intangible asset category	Fair value	Weighted- average useful life	Fair value	Weighted- average useful life
	(in millions)	(in years)	(in millions)	(in years)
Customer relationships	$4.5	8.7	$29.9	8.8
Acquired software and technology	0.7	5.7	13.4	4.2
Purchased data files	508.8	15.0	3.2	5.2
Non-compete agreements	10.3	4.9	2.3	3.7
Trade names and other intangible assets	0.4	5.0	3.4	5.5
Total acquired intangibles	$524.7	14.7	$52.2	6.9

Pro Forma Financial Information. The following table presents unaudited consolidated pro forma information as if our acquisition of CSC Credit Services’ business had occurred at the beginning of the earliest year presented. The pro forma amounts may not be necessarily indicative of the operating revenues and results of operations had the acquisition actually taken place at the beginning of the earliest year presented. Furthermore, the pro forma information may not be indicative of future performance.

	Twelve Months Ended December 31,
	2012		2011
	As Reported	Pro Forma	As Reported	Pro Forma
	(In millions, except per share data)
Operating revenues	$2,073.0	$2,196.2	$1,893.2	$2,003.6
Net income attributable to Equifax	$272.1	$309.9	$232.9	$263.6
Income from continuing operations per share (basic)	$2.22	$2.54	$1.89	$2.14
Income from continuing operations per share (diluted)	$2.18	$2.48	$1.86	$2.11
Net income per share (basic)	$2.27	$2.58	$1.91	$2.16
Net income per share (diluted)	$2.22	$2.53	$1.88	$2.13

The unaudited pro forma financial information presented in the table above has been adjusted to give effect to adjustments that are (1) directly related to the business combination; (2) factually supportable; and (3) expected to have a continuing impact. These adjustments include, but are not limited to, the application of our accounting policies; elimination of related party transactions; and depreciation and amortization related to fair value adjustments and intangible assets.

The impact of the smaller acquisitions within our International segment in 2012 as well as the 2011 acquisitions did not have a material impact in our Consolidated Statements of Income. The impact of the 2012 acquisitions, excluding CSC Credit Services, and the 2011 acquisitions would not have significantly changed our Consolidated Statements of Income if they had occurred at the beginning of the earliest year presented.